Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0001497645
Registrant Name	Summit Hotel Properties, Inc.
Registration File Number	333-293752
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES